Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Net sales
Products	$ 160,200	$ 107,887	$ 443,542	$ 279,910
Services	43,410	17,739	89,474	49,408
Revenue, Net	203,610	125,626	533,016	329,318
Cost of sales
Products	85,437	53,565	219,853	148,339
Services	30,326	11,469	55,954	32,608
Total cost of sales	115,763	65,034	275,807	180,947
Gross profit	87,847	60,592	257,209	148,371
Operating expenses
Research and development, net	23,353	13,514	59,081	34,640
Selling, general and administrative	110,803	51,587	256,349	137,577
Change in fair value of obligations in connection with acquisitions	5,578	1,607	(1,289)	1,607
Total operating expenses	139,734	66,708	314,141	173,824
Operating loss	(51,887)	(6,116)	(56,932)	(25,453)
Financial income (expense), net	(1,384)	(452)	(2,383)	200
Loss before income taxes	(53,271)	(6,568)	(59,315)	(25,253)
Income taxes	(21,919)	80	(31,877)	(337)
Net loss	(31,352)	(6,648)	(27,438)	(24,916)
Net income (loss) attributable to non-controlling interest	(24)	(22)	(24)	46
Net loss attributable to Stratasys Ltd.	(31,328)	(6,626)	(27,414)	(24,962)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.62)	$ (0.16)	$ (0.55)	$ (0.63)
Diluted	$ (0.62)	$ (0.16)	$ (0.55)	$ (0.63)
Weighted average ordinary shares outstanding
Basic	50,490	41,976	49,717	39,754
Diluted	50,490	41,976	49,717	39,754
Comprehensive Loss
Net loss	(31,352)	(6,648)	(27,438)	(24,916)
Other comprehensive income (loss), net of tax:
Losses on securities reclassified into earnings			168
Foreign currency translation adjustments	(1,802)	1,852	(2,326)	1,497
Fair value adjustments on derivatives designated as cash flow hedges	(1,149)	188	(1,105)	188
Other comprehensive income (loss), net of tax	(2,951)	2,040	(3,263)	1,685
Comprehensive loss	(34,303)	(4,608)	(30,701)	(23,231)
Less: comprehensive income (loss) attributable to non-controlling interest		296		(43)
Comprehensive loss attributable to Stratasys Ltd.	$ (34,303)	$ (4,904)	$ (30,701)	$ (23,188)